CONTINGENCIES (Details) (USD $)	0 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2013	Dec. 31, 2012
Intellectual Property Matters [Abstract]
Annual Sales Of Provigilwhen Genericlaunched	$ 1,000,000,000
Pantoprazole Settlement Agreement Amount		1,600,000,000
Pantoprazole Settlement Additional Provision 2014			670,000,000
Pantoprazole Insurance Coverage		560,000,000
Litigation Settlement Expense For Pantoprazole Litigation		930,000,000
Wyeths Protonix Settlement Payment To Date		800,000,000
Ciprofloxacin Plaintiffs Proposed Settlement With Bayer		74,000,000
Estimated Sales Of Ciprofloxacin In California During The Alleged Damages Period		500,000,000
Approximate Compensatory Damages Relating To Reimbursements Or Drug Price In The State Of Illinois		$ 100,000,000
Barr and Duramed products [Member]
Approximate number of product liability cases		6,000
Approximate number of cases that have been dismissed		5,900
Teva And Subsidiaries [Member]
Approximate number of product liability cases		4,000
Approximate number of cases that have been dismissed		500
Parties To A Tort Proceeding Cases Against Teva In Philadelphia Court		40.00%
Approximate Number Of Plaintiffs Claiming Injuries		4,400